Share-Based Payments (Restricted Stock) (Details) - Restricted Stock Units - $ / shares	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Shares
Nonvested at July 1, 2015 (in shares)	466,257	396,370
Granted (in shares)	351,427	1,794,841
Vested (in shares)	(330,489)	(1,512,496)
Forfeited and cancelled (in shares)	(261,019)	(212,458)
Nonvested at March 31, 2016 (in shares)	226,176	466,257
Weighted Average Grant Date Fair Value
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 41.00	$ 95.57
Nonvested at July 1, 2015 (in dollars per shares)	52.23
Granted (in dollars per shares)	1.63	3.20
Vested (in dollars per shares)	54.10	17.10
Forfeited and cancelled (in dollars per shares)	3.65	3.20
Nonvested at March 31, 2016 (in dollars per shares)	$ 4.71	52.23
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 41.00